INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL) (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL) [Abstract]
Equity Investments
Main equity investments were as follows as of December 31, 2020, 2019 and 2018:

	December 31, 2020		December 31, 2019		December 31, 2018
(In millions) EUR	Percentage Owned	Carrying Value	Percentage Owned	Carrying Value	Percentage Owned	Carrying Value
ENI Coral FLNG	50%	€2.5	50%	€13.3	50%	€9.1
BAPCO Sitra Refinery	36%	-	36%	(6.0)	36%	0.2
Novarctic	33.3%	-	33.3%	0.5	0.0%	-
Other		37.3		45.3		39.6
Total		€39.8		€53.1		€48.9

Investments in Joint Ventures and Associates
Summarized statements of financial position (at 100%) are presented below:

	Total for All JVs and associates			Bapco, Coral and Novarctic only
	December 31,			December 31,
(In millions) EUR	2020	2019	2018	2020	2019	2018
Data at 100%
Cash and cash equivalents	€1,164.5	€974.5	€342.7	€1,023.1	€811.2	€185.9
Other current assets	468.7	119.1	267.5	361.5	49.7	197.4
Total current assets	1,633.2	1,093.6	610.2	1,384.6	860.9	383.3
Non-current assets	56.6	42.0	38.2	23.3	3.3	-
Total Assets	€1,689.8	€1,135.6	€648.4	€1,407.9	€864.2	€383.3
Total equity	149.3	135.8	134.0	(0.9)	11.5	18.8
Total non-current liabilities	21.5	9.6	9.3	5.8	1.5	1.2
Total current liabilities	1,519.0	990.2	505.0	1,403.0	851.2	363.3
Total equity and Liabilities	€1,689.8	€1,135.6	€648.3	€1,407.9	€864.2	€383.3

	Total for All JVs and associates			Bapco, Coral and Novarctic only
(In millions) EUR	2020	2019	2018	2020	2019	2018
Data at 100%
Revenue	€1,344.4	€1,464.5	€639.9	€1,327.0	€1,454.8	€631.9
Interest income	60.3	8.8	7.3	59.3	7.4	3.8
Depreciation and amortization	(3.3)	(0.4)	-	(2.9)	(0.3)	-
Interest expense	(44.3)	(25.0)	(4.3)	(43.8)	(23.6)	(2.0)
Income tax expense (benefit)	(2.8)	(1.8)	(3.7)	(2.9)	(0.7)	(1.2)
Profit (loss) for the period	14.6	4.9	67.3	16.9	(2.4)	19.5
Other comprehensive income	(16.3)	1.7	2.4	0.2	0.1	0.3
Total comprehensive income	€(1.7)	€6.6	€69.7	€17.1	€(2.3)	€19.8

Yamal LNG Contribution to Combined Revenue	Yamal LNG contribution to the combined revenue is presented below:
(In millions)	2020	2019	2018
Revenue	€396.9	€1,396.7	€2,087.6